Segment reporting	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment reporting

22. Segment reporting

The Group’s CODM is its CEO, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources. The Group manages its operations and allocates resources as a single operating segment.

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	For the years ended September 30,
	2023	2024	2025
Revenues	$113,541	$124,737	$122,799
Less:
Cost of revenues	113,045	123,484	120,645
Selling and marketing expenses (1)	1,137	1,267	1,284
General and administrative expenses (1)	5,370	4,335	8,364
Research and development expenses (1)	1,314	1,098	606
Share-based compensation	-	-	9,401
Other expenses/(income), net (2)	3,224	5,659	(928)
Net loss	$(10,549)	$(11,106)	$(16,573)

(1)	Excludes share-based compensation expenses.

(2)	Includes total other (expenses) income, net and income tax expenses.